UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-09025)

New Covenant Funds
(Exact name of registrant as specified in charter)

200 East Twelfth Street
Jeffersonville, IN 47130
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
New Covenant Funds
777 E. Wisconsin Ave.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5138
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

portfolio of investments

NEW COVENANT BALANCED GROWTH FUND
March 31, 2008
(Unaudited)

Shares		Value (Note 2)
INVESTMENT COMPANIES (98.1%):
5,846,553	New Covenant Growth Fund (a)	$187,148,159
4,891,165	New Covenant Income Fund (a)	118,219,449

	Total Investment Companies	305,367,608

Principal Amount

CASH EQUIVALENTS (1.9%):
$ 6,075,500	JP Morgan Cash Trade Execution	6,075,500

	Total Cash Equivalents	6,075,500

TOTAL INVESTMENTS — (100.0%) (Cost $287,349,126) (b)		$311,443,108
Liabilities in Excess of Other Assets — (0.0%)		(129,556)

NET ASSETS — 100.0%		$311,313,552

(a)	Investment in affiliate.
(b)	See notes to portfolio of investments for tax basis unrealized appreciation (depreciation) of securities.

portfolio of investments

NEW COVENANT BALANCED INCOME FUND
March 31, 2008
(Unaudited)

Shares		Value (Note 2)
INVESTMENT COMPANIES (98.0%):
1,199,675	New Covenant Growth Fund (a)	$38,401,603
2,757,640	New Covenant Income Fund (a)	66,652,154

	Total Investment Companies	105,053,757

Principal Amount

CASH EQUIVALENTS (2.0%):
$ 2,134,572	JP Morgan Cash Trade Execution	2,134,572

	Total Cash Equivalents	2,134,572

TOTAL INVESTMENTS – (100.0%) (Cost $100,559,406) (b)		$107,188,329
Assets in Excess of Other Liabilities — (0.0%)		53,373

NET ASSETS — 100.0%		$107,241,702

(a)	Investment in affiliate
(b)	See notes to portfolio of investments for tax basis unrealized appreciation (depreciation) of securities.

portfolio of investments

NEW COVENANT GROWTH FUND
March 31, 2008
(Unaudited)

Shares	Value (Note 2)
COMMON STOCKS (98.5%)
	Advertising (0.6%)
377,600	Interpublic Group of Cos., Inc.(a)(L)	$3,175,616
45,400	Omnicom Group, Inc.	2,005,772
11,973	PagesJaunes SA(L)	213,983
		5,395,371

	Aerospace/Defense (0.1%)
8,600	BE Aerospace, Inc.(a)	300,570
29,700	Empresa Brasileira de Aeronautica SA(b)	294,366
2,400	Esterline Technologies Corp.(a)	120,888
2,270	Teledyne Technologies, Inc.(a)(L)	106,690
		822,514

	Automotive (0.9%)
28,200	BorgWarner, Inc.	1,213,446
9,000	DaimlerChrysler AG(L)	773,303
108,600	Ford Motor Co.(a)(L)	621,192
39,500	Goodyear Tire & Rubber Co.(a)	1,019,100
42,100	Nissan Motor Co., Ltd.	348,577
6,300	Peugeot SA	490,205
1,320	Porsche AG	243,002
20,200	Suzuki Motor Corp.	510,480
4,920	Tenneco Automotive, Inc.(a)(L)	137,465
113,500	TRW Automotive Holdings Corp.(a)	2,652,495
		8,009,265

	Banks (5.6%)
44,055	Akbank TAS	184,939
12,500	Allied Irish Banks PLC	267,369
62,600	Banco Bilbao Vizcaya Argentaria SA	1,383,617
13,300	Banco Santander SA	265,937
127,900	Bank Hapoalim Ltd.	492,759
32,700	Bank Muscat SA - GDR(a)	674,111
332,829	Bank of America Corp.	12,617,547
81,800	Bank of East Asia Ltd.	409,389
116,300	Bank of New York Mellon Corp.	4,853,199
9,400	Banque Nationale de Paris	951,542
16,500	Barclays PLC	148,539
7,000	Boston Private Financial Holdings, Inc.	74,431
253,000	China Construction Bank Corp.	188,874
4,990	City Holding Co.(L)	199,101
15,654	Commercial International Bank(a)	258,986
6,350	Credit Suisse Group	324,628
4,800	Deutsche Bank AG	547,572
5,700	Dime Community Bancshares, Inc.(L)	99,888
12,400	East West Bancorp, Inc.(L)	220,100
1,960	First Citizens Bancshares, Inc., Class A	273,126
3,500	First Community Bancorp(L)	93,975
4,600	Frontier Financial Corp.(L)	81,328
35,108	HSBC Holdings PLC	579,087
74,510	Huntington Bancshares, Inc.	798,770
339,000	Industrial and Commercial Bank of China	236,088
8,980	International Bancshares Corp.(L)	202,768
49,756	JPMorgan Chase & Co.	2,137,020
3,232	Kookmin Bank - ADR	181,154
20,400	Lloyds TSB Group PLC	182,838
66,000	Mitsubishi Tokyo Financial Group, Inc.	570,338
112	Mizuho Financial Group, Inc.	410,772
6,000	New York Community Bancorp, Inc.(L)	109,320
3,800	Oriental Financial Group, Inc.(L)	74,898
10,800	People's United Financial, Inc.(L)	186,948
1,120,000	PT Bank Mandiri	383,478
2,058	Raiffeisen International Bank Holding AG	281,563
50,000	Royal Bank of Scotland Group PLC	335,105

Shares	Value (Note 2)
COMMON STOCKS (cont.)
	Banks (cont.)
714	Sberbank - GDR(a)	$245,485
2,090	SCBT Financial Corp.(L)	70,642
1,580	Societe Generale	155,259
395	Societe Generale NV(a)	38,145
6,500	Standard Chartered PLC	222,436
55,900	State Street Corp.	4,416,100
193	Sumitomo Mitsui Financial Group, Inc.	1,272,186
3,400	Taylor Capital Group, Inc.(L)	55,828
151,400	U.S. Bancorp(L)	4,899,304
7,400	UCBH Holdings, Inc.(L)	57,424
8,880	UMB Financial Corp.(L)	365,856
77,000	Wachovia Corp.	2,079,000
70,900	Wells Fargo & Co.	2,063,190
		47,221,959

	Chemicals (1.2%)
4,260	CF Industries Holdings, Inc.(L)	441,421
16,900	Eastman Chemical Co.(L)	1,055,405
186	Givaudan SA	184,815
20,600	Metabolix, Inc.(a)(L)	225,570
42,500	Mosaic Co., Inc.(a)	4,360,500
1,040	OM Group, Inc.(a)(L)	56,722
18,400	Potash Corp. of Saskatchewan, Inc.	2,860,986
5,900	Rhodia SA(a)	138,257
220,000	Sinochem Hong Kong Holdings Ltd.(L)	202,966
57,000	Sumitomo Chemical Co., Ltd.	365,414
3,280	Terra Industries, Inc.(a)(L)	116,538
21,500	U.S. BioEnergy Corp.(a)(L)	126,850
8,034	Uralkali - GDR(a)	329,394
4,400	W.R. Grace & Co.(a)(L)	100,408
		10,565,246

	Commercial Services (2.8%)
3,779	Aaron Rents, Inc.	81,400
180,100	Accenture Ltd., Class A	6,334,117
6,419	Adecco SA	372,299
39,001	Brambles Ltd.	355,211
900	Consolidated Graphics, Inc.(a)	50,445
10,270	CSG Systems International, Inc.(a)(L)	116,770
5,470	Dollar Financial Corp.(a)(L)	125,810
6,800	Genpact Ltd.(a)(L)	83,300
4,900	ICF International, Inc.(a)(L)	98,245
63,300	Manpower, Inc.	3,561,258
2,000	MAXIMUS, Inc.(L)	73,420
4,300	PeopleSupport, Inc.(a)	39,216
1,580	Pre-Paid Legal Services, Inc.(a)	67,008
10,400	Priceline.com, Inc.(a)(L)	1,256,944
24,800	Robert Half International, Inc.	638,352
1,100	Strayer Education, Inc.(L)	167,750
1,200	The Dun & Bradstreet Corp.(L)	97,656
30,500	Visa, Inc., Class A(a)	1,901,980
4,010	Watson Wyatt Worldwide, Inc.(L)	227,568
91,400	Western Union Co.	1,944,078
408,900	Xerox Corp.	6,121,233
		23,714,060

	Computer Services and Software (7.1%)
13,800	Activision, Inc.(a)	376,878
37,900	Affiliated Computer Services Inc., Class A(a)	1,899,169
4,680	ANSYS, Inc.(a)(L)	161,554
31,800	Apple Computer, Inc.(a)	4,563,300
83,700	Autodesk, Inc.(a)	2,634,876
47,900	Automatic Data Processing, Inc.	2,030,481

Shares	Value (Note 2)
COMMON STOCKS (cont.)
	Computer Services and Software (cont.)
29,330	Avocent Corp.(a)(L)	$495,677
3,590	Belden CDT, Inc.(L)	126,799
79,100	BMC Software, Inc.(a)	2,572,332
18,840	Brocade Communications Systems, Inc.(a)	137,532
75,500	Cisco Systems, Inc.(a)	1,818,795
13,400	Commvault Systems, Inc.(a)(L)	166,160
1,200	Dassault Systemes SA	69,929
3,670	Earthlink, Inc.(a)(L)	27,708
5,300	FactSet Research Systems, Inc.(L)	285,511
260,600	Hewlett Packard Co.	11,898,996
4,810	High Tech Computer Corp. - GDR	432,559
24,000	Immersion Corp.(a)(L)	170,124
2,600	Infosys Technologies Ltd.	93,002
20,600	International Business Machines Corp.	2,371,884
86,700	Intuit, Inc.(a)	2,341,767
4,769	L-1 Identity Solutions, Inc.(a)(L)	63,428
2,300	Lexmark International, Inc.(a)	70,656
8,600	Longtop Financial Technologies Ltd. - ADR(a)	162,368
6,030	Magma Design Automation, Inc.(a)(L)	57,707
9,200	MedAssets, Inc.(a)	136,344
418,600	Microsoft Corp.	11,879,868
900	MicroStrategy, Inc.(a)(L)	66,591
87,700	NetApp, Inc.(a)	1,758,385
265,700	Oracle Corp.(a)	5,197,092
4,300	Oracle Corp. Japan(L)	199,618
3,630	Progress Software Corp.(a)(L)	108,610
3,700	Radiant Systems, Inc.(a)(L)	51,689
71,000	Red Hats, Inc.(a)	1,305,690
43,800	Riverbed Technology, Inc.(a)(L)	650,868
1,100	Salesforce.com, Inc.(a)	64,365
2,750	SPSS, Inc.(a)(L)	106,645
167,875	Sun Microsystems, Inc.(a)	2,607,099
5,220	Sybase, Inc.(a)(L)	137,286
2,100	Synaptics, Inc.(a)(L)	50,148
12,000	Trend Micro, Inc.(L)	471,463
12,400	United Online, Inc.(L)	130,944
84,600	Wind River Systems, Inc.(a)(L)	654,804
		60,606,701

	Construction and Building Materials (1.7%)
16,600	AGCO Corp.(a)(L)	994,008
14,000	Anhui Conch Cement Co., Ltd., Class H(L)	96,150
4,780	Apogee Enterprises, Inc.(L)	73,612
37,473	Aveng Ltd.(L)	267,615
25,430	Bouygues SA	1,621,331
25,176	Cemex S.A.B. de CV – ADR	657,597
2,750	Ceradyne, Inc.(a)(L)	87,890
107,000	China Communications Construction Co., Ltd.	236,476
13,481	CRH PLC	511,772
1,920	Drew Industries, Inc.(a)(L)	46,963
10,540	Emcor Group, Inc.(a)(L)	234,094
34,500	Foster Wheeler Ltd.(a)	1,953,390
20,100	Gujarat Ambuja Cement Ltd. - ADR	60,702
10,500	Gujarat Ambuja Cement Ltd. - GDR(b)	31,681
10,841	Holcim Ltd.	1,143,524
38,700	Jacobs Engineering Group, Inc.(a)	2,847,933
1,800	Lafarge SA	314,169
3,962	Orascom Construction Industries - GDR	597,574
1,000	Orascom Construction Industries – GDR(b)	150,827
1,980	Perini Corp.(a)	71,735
14,800	Persimmon PLC	225,000

Shares	Value (Note 2)
COMMON STOCKS (cont.)
	Construction and Building Materials (cont.)
43,200	Stanley Works	$2,057,184
		14,281,227

	Consumer Products (3.8%)
53,800	Abercrombie & Fitch Co., Class A(L)	3,934,932
60,309	Amcor Ltd.	393,522
4,320	Blyth, Inc.(L)	85,190
52,800	Crocs, Inc.(a)(L)	922,416
1,690	Deckers Outdoor Corp.(a)(L)	182,216
3,320	Elizabeth Arden, Inc.(a)(L)	66,234
700	Energizer Holdings, Inc.(a)	63,336
4,600	Guess?, Inc.(L)	186,162
4,600	Herman Miller, Inc.	113,022
10,580	Hot Topic, Inc.(a)(L)	45,600
3,190	Jakks Pacific, Inc.(a)(L)	87,948
121,900	Kimberly-Clark Corp.	7,868,645
9,200	L'OREAL SA	1,172,539
2,800	Michelin	293,331
67,100	Newell Rubbermaid, Inc.	1,534,577
96,660	NIKE, Inc., Class B	6,572,880
2,700	Nintendo Co., Ltd.	1,394,494
6,700	Phillips-Van Heusen Corp.(L)	254,064
86,922	Procter & Gamble Co.	6,090,624
6,570	Skechers U.S.A., Inc., Class A(a)(L)	132,780
6,270	Tempur-Pedic International, Inc.(L)	68,970
1,500	Tupperware Corp.(L)	58,020
5,300	Uni-Charm Corp.	388,233
2,520	Warnaco Group, Inc.(a)(L)	99,389
		32,009,124

	Diversified Operations (2.3%)
1,290	Actuant Corp.(L)	38,971
4,400	Acuity Brands, Inc.(L)	188,980
155,000	BAE Systems	1,494,709
15,500	Compass Diversified Holdings(L)	203,669
414,900	General Electric Co.	15,355,449
32,700	Martha Stewart Living Omnimedia, Inc., Class A(a)(L)	242,961
1,600	McCormick & Co., Inc.(L)	59,152
15,900	Mitsubishi Corp.	480,898
1,700	PS Business Parks, Inc.(L)	88,230
6,980	Rofin-Sinar Technologies, Inc.(a)(L)	313,402
58,000	Sumitomo Corp.	765,213
17,000	Swire Pacific Ltd., Class A	191,787
		19,423,421

	Electronics (4.5%)
81,000	Applied Materials, Inc.	1,580,310
8,400	Atmi, Inc.(a)	233,772
20,900	Avnet, Inc.(a)	684,057
1,400	Axsys Technologies, Inc.(a)	69,832
8,700	Benchmark Electronics, Inc.(a)(L)	156,165
17,700	China Digital TV Holdings Co., Ltd. - ADR(a)(L)	329,928
1,630	Cubic Corp.(L)	46,341
278,800	Duke Energy Corp.	4,976,580
37,000	Edison International	1,813,740
11,500	Elpida Memory, Inc.(a)	383,641
42,900	Emerson Electric Co.	2,207,634
13,400	Emulex Corp.(a)(L)	217,616
5,900	Fanuc Ltd.	562,018
437,200	Flextronics International Ltd.(a)	4,105,308
37,700	FPL Group, Inc.	2,365,298
5,000	Fuji Photo Film Co., Ltd.	177,351

Shares	Value (Note 2)
COMMON STOCKS (cont.)
	Electronics (cont.)
14,100	Garmin Ltd.(L)	$761,541
3,900	Gentex Corp.(L)	66,885
5,500	Hirose Electric Co., Ltd.(L)	618,418
103,586	Hon Hai Precision Industry Co., Ltd. - GDR	1,172,449
7,820	Hutchinson Technology, Inc.(a)(L)	124,416
8,780	Hynix Semiconductor, Inc.(a)	246,968
10,400	Intersil Corp., Class A	266,968
1,600	Itron, Inc.(a)(L)	144,368
1,000	Keyence Corp.	230,305
90,300	Lam Research Corp.(a)	3,451,266
8,000	Matsushita Electric Industrial Co., Ltd.	173,633
8,740	Mentor Graphics Corp.(a)(L)	77,174
5,650	Methode Electronics, Inc.(L)	66,049
4,320	MKS Instruments, Inc.(a)(L)	92,448
4,300	Murata Manufacturing Co., Ltd.	213,877
15,500	Nippon Electric Glass Co., Ltd.	240,007
4,300	Novellus Systems, Inc.(a)	90,515
40,000	Nvidia Corp.(a)	791,600
7,180	OmniVision Technologies, Inc.(a)(L)	120,768
2,380	Plexus Corp.(a)	66,759
6,640	Portland General Electric Co.(L)	149,732
1,290	Samsung Electronics Co., Ltd.	811,706
2,634	Samsung Electronics Co., Ltd. - GDR	822,467
3,000	Semtech Corp.(a)(L)	42,990
10,100	Sony Corp.	402,904
1,710	Standard Microsystems Corp.(a)(L)	49,898
2,100	Synopsis, Inc.(a)	47,691
146,720	Taiwan Semiconductor - ADR	1,506,814
4,470	Technitrol, Inc.(L)	103,391
19,200	Teradyne, Inc.(a)	238,464
101,700	Texas Instruments, Inc.	2,875,059
85,000	Toshiba Corp.(L)	568,830
89,300	Triquint Semiconductor, Inc.(a)	451,858
12,560	TTM Technologies, Inc.(a)(L)	142,179
3,100	Ultralife Batteries, Inc.(a)(L)	36,611
15,090	Varian Semiconductor Equipment Associates, Inc.(a)(L)	424,784
3,390	Yamada Denki Co., Ltd.	292,946
		37,894,329

	Energy (3.8%)
197,200	AES Corp.(a)	3,287,324
1,800	Alpha Natural Resources, Inc.(a)	78,192
26,200	American Electric Power Co., Inc.	1,090,706
27,700	Banpu Public Co., Ltd.	376,727
1,800	Black Hills Corp.(L)	64,404
93,000	China Shenhua Energy Co., Ltd.	371,637
35,500	Dominion Resources, Inc.	1,449,820
227,100	El Paso Corp.	3,778,944
1,900	Electricite De France	165,902
2,100	Enersis SA - ADR	36,959
34,900	Entergy Corp.	3,806,892
23,500	Evergreen Solar, Inc.(a)(L)	217,845
63,674	Exelon Corp.	5,174,786
1,300	First Solar, Inc.(a)	300,482
7,400	FirstEnergy Corp.	507,788
6,300	Headwaters, Inc.(a)(L)	83,097
51,600	McDermott International, Inc.(a)	2,828,712
5,900	Ormat Technologies Inc.(L)	253,759
35,200	Public Service Enterprise Group, Inc.	1,414,688
17,800	Scottish & Southern Energy PLC	496,645
133,700	Spectra Energy Corp.	3,041,675

Shares	Value (Note 2)
COMMON STOCKS (cont.)
	Energy (cont.)
2,600	Suncor Energy, Inc.	$251,458
7,000	SunPower Corp., Class A(a)(L)	521,570
9,300	Suntech Power Holdings Co., Ltd. - ADR(a)(L)	377,208
7,200	Superior Energy Services, Inc.(a)	285,264
70,000	Tokyo Gas Ltd.	283,461
74,400	Xcel Energy, Inc.	1,484,280
		32,030,225

	Entertainment (1.1%)
5,110	Netflix Inc.(a)(L)	177,061
293,000	Walt Disney Co.	9,194,340
		9,371,401

	Financial Services (4.8%)
6,325	Advanta Corp., Class B(L)	44,465
5,000	Affiliated Managers Group, Inc.(a)	453,700
6,300	Anworth Mortgage Asset Corp.(L)	38,619
18,600	BlackRock, Inc., Class A(L)	3,797,748
40,600	Blackstone Group LP	644,728
37,200	Capital One Financial Corp.(L)	1,830,984
8,000	Capstead Mortgage Corp.(L)	91,200
104,476	Citigroup, Inc.	2,237,876
6,700	CME Group, Inc.	3,142,970
184,600	Commerce Assets Holdings	574,529
9,500	Credit Saison Co., Ltd.	265,374
72,800	Credit Suisse Group – ADR	3,704,064
2,880	Deluxe Corp.(L)	55,325
2,300	Douglas Emmett, Inc.(L)	50,738
3,300	FCStone Group, Inc.(a)	91,410
1,700	Federated Investors, Inc.(L)	66,572
11,000	Fortis	277,810
4,400	Fortis - Strip(a)	70
2,400	Fortress Investment Group LLC(L)	29,472
20,200	Franklin Resources, Inc.	1,959,198
1,600	GFI Group, Inc.	91,680
2,500	Global Payments, Inc.	103,400
36,860	Goldman Sachs Group, Inc.	6,096,275
5,600	Greenhill & Co., Inc.(L)	389,536
9,000	Groupe Danone	807,669
200,600	Grupo Financiero Inbursa SA	583,218
17,200	HBOS PLC	191,415
11,900	Hercules Technology Growth Capital, Inc.(L)	129,234
19,179	ING Groep NV	720,789
5,500	IntercontinentalExchange, Inc.(a)	717,750
125,200	Invesco Ltd.(L)	3,049,872
16,000	Irish Life & Permanent PLC	313,840
21,700	Jefferies Group, Inc.	350,021
21,900	Legg Mason, Inc.	1,225,962
47,400	Lehman Brothers Holdings, Inc.	1,784,136
4,432	Macquarie Group Ltd.(L)	213,638
14,800	MFA Mortgage Investments, Inc.	93,240
3,300	Morningstar, Inc.(a)(L)	202,455
2,700	Nasdaq Stock Market, Inc.(a)	104,382
53,500	Nomura Holdings, Inc.	800,995
22,600	Och-Ziff Capital Management Group LLC	474,600
6,920	ORIX Corp.	945,659
52,700	Paychex, Inc.	1,805,502
9,311	UBS AG	271,759
7,500	Waddell & Reed Financial, Inc., Class A(L)	240,975
		41,064,854

	Food and Beverages (3.8%)
45,600	Bunge Ltd.(L)	3,961,728

Shares	Value (Note 2)
COMMON STOCKS (cont.)
	Food and Beverages (cont.)
2,100	Central European Distribution Corp.(a)(L)	$122,199
27,600	Coca-Cola Co.	1,680,012
8,000	Companhia de Bebidas Das Americas(L)	604,400
110,100	Kroger Co.	2,796,540
230	Lindt & Spruengli AG	767,597
3,800	Nestle SA	1,907,110
80,200	Pepsi Bottling Group, Inc.	2,719,582
131,900	PepsiCo, Inc.	9,523,180
129,000	Premier Foods PLC	287,763
70,900	Supervalu, Inc.(L)	2,125,582
52,300	Sysco Corp.	1,517,746
16,700	Unilever NV	562,797
96,600	Unilever NV - ADR	3,258,318
7,950	Unilever PLC	268,423
17,579	Woolworths Ltd.	465,235
		32,568,212

	Forest Products & Paper (0.0%)
154,000	Nine Dragons Paper Holdings Ltd.	125,256

	Healthcare-Services (3.1%)
5,030	Amerigroup Corp.(a)(L)	137,470
166,200	Bristol-Myers Squibb Co.	3,540,060
3,140	Corvel Corp.(a)(L)	96,053
50,450	Coventry Health Care, Inc.(a)	2,035,657
26,400	Express Scripts, Inc., Class A(a)	1,698,048
3,500	HealthSpring, Inc.(a)(L)	49,280
9,060	LifePoint Hospitals, Inc.(a)(L)	248,878
75,500	McKesson Corp.	3,953,935
48,700	Quest Diagnostics, Inc.	2,204,649
3,230	RehabCare Group, Inc.(a)(L)	48,450
31,400	Stryker Corp.	2,042,570
132,720	UnitedHealth Group, Inc.	4,560,259
46,000	Varian Medical Systems, Inc.(a)	2,154,640
77,600	Wellpoint, Inc.(a)	3,424,488
		26,194,437

	Insurance (5.8%)
72,600	Ace Ltd.	3,997,356
18,974	Aegon NV	280,183
94,200	AFLAC, Inc.	6,118,290
4,500	Allianz AG	896,792
1,210	Allied World Assurance Co. Holdings Ltd.(L)	48,037
25,079	American International Group, Inc.	1,084,667
11,770	Amerisafe, Inc.(a)(L)	148,773
67,800	Aon Corp.	2,725,560
25,340	Arch Capital Group Ltd.(a)	1,740,098
1	Argo Group International Holdings Ltd., Co.(a)	36
54,100	Assurant, Inc.	3,292,526
13,684	AXA	498,448
78,500	Axis Capital Holdings Ltd.	2,667,430
84,300	CIGNA Corp.	3,420,051
33,600	Hartford Financial Services Group, Inc.	2,545,872
93,300	Marsh & McLennan Cos., Inc.	2,271,855
9,680	Max Re Capital Ltd.(L)	253,519
17,600	Metlife, Inc.	1,060,576
6,700	Millea Holdings, Inc.	247,749
3,030	Navigators Group, Inc.(a)(L)	164,832
4,840	ProAssurance Corp.(a)(L)	260,537
8,300	QBE Insurance Group Ltd.	168,231
72,700	Reinsurance Group of America, Inc.(L)	3,957,788
50	Sony Financial Holdings Inc.(b)	202,472
5,800	Sun Life Financial Services, Inc.(L)	271,341

Shares	Value (Note 2)
COMMON STOCKS (cont.)
	Insurance (cont.)
14,715	Swiss Re	$1,290,985
89,739	The Travelers Cos., Inc.	4,294,011
246,800	UnumProvident Corp.	5,432,068
		49,340,083

	Internet (1.1%)
5,000	Alibaba.com Ltd.(a)(b)(L)	10,356
2,920	Blue Coat Systems, Inc.(a)(L)	64,357
45,000	Expedia, Inc(a)(L)	985,050
6,100	Giant Interactive Group, Inc. - ADR(a)(L)	77,165
2,600	Google, Inc., Class A(a)	1,145,222
4,350	J2 Global Communications, Inc.(a)	97,092
700	NHN Corp.(a)	163,388
94,900	Softbank Corp.(L)	1,723,114
257,100	Symantec Corp.(a)	4,273,002
881	Yahoo Japan Corp.(L)	458,559
		8,997,305

	Lodging (0.3%)
121,100	Host Hotels & Resorts, Inc.(L)	1,927,912
2,700	Lasalle Hotel Properties(L)	77,571
108,000	Shangri-La Asia Ltd.	291,419
14,060	Sunstone Hotel Investors, Inc.(L)	225,101
		2,522,003

	Machinery and Equipment (0.9%)
57,700	Deere & Co.	4,641,388
1,300	Gardner Denver, Inc.(a)	48,230
2,980	Graco, Inc.(L)	108,055
5,300	Intevac, Inc.(a)(L)	68,635
3,030	Lennox International, Inc.	108,989
42,800	Manitowoc Co., Inc.(L)	1,746,240
4,454	Schneider SA	578,388
2,000	SMC Corp.	211,214
2,400	Tecumseh Products Co., Class A(a)	73,632
		7,584,771

	Manufacturing (5.3%)
1,820	A.O. Smith Corp.(L)	59,823
6,350	Applied Industrial Tech, Inc.(L)	189,802
13,100	Assa Abloy AB, Class B(L)	238,095
40,000	Church & Dwight Co., Inc.(L)	2,169,600
4,300	Continental AG	443,319
44,800	Cummins, Inc.	2,097,536
66,600	Danaher Corp.	5,063,598
5,130	Enpro Industries, Inc.(a)(L)	160,005
15,550	Graftech International Ltd.(a)(L)	252,066
3,710	Greif, Inc., Class A(L)	252,020
12,130	Hankook Tire Co., Ltd.	192,345
111,000	Honeywell International, Inc.	6,262,620
24,700	Illinois Tool Works, Inc.	1,191,281
29,200	ITT Industries, Inc.	1,512,852
6,400	Kaydon Corp.(L)	281,024
4,400	Maidenform Brands, Inc.(a)(L)	71,588
1,040	NACCO Industries, Inc.(L)	84,178
6,893	OAO TMK - GDR	224,023
4,000	Oshkosh Truck Corp.	145,120
55,900	Owens-Illinois, Inc.(a)	3,154,437
112,050	Parker Hannifin Corp.	7,761,703
41,000	Precision Castparts Corp.	4,185,280
2,380	Robbins & Myers, Inc.(L)	77,707
5,200	Siemens AG	570,051
77,570	Skyworks Solutions, Inc.(a)(L)	564,710

Shares	Value (Note 2)
COMMON STOCKS (cont.)
	Manufacturing (cont.)
86,000	Sumitomo Metal Industries, Ltd.	$326,648
4,520	Sun Hydraulics Corp.(L)	132,300
4,530	Trimas Corp.(a)	23,873
54,800	United States Steel Corp.	6,952,476
		44,640,080

	Media (2.3%)
170,500	Comcast Corp., Class A	3,297,470
97,100	DIRECTV Group, Inc.(a)	2,407,109
7,900	Grupo Televisa SA - ADR	191,496
30,000	McGraw-Hill Cos., Inc.	1,108,500
10,400	Naspers Ltd.	180,558
428,400	Time Warner, Inc.	6,006,168
63,900	Viacom, Inc., Class B(a)	2,531,718
7,100	Vivendi SA	278,420
4,931	Washington Post Co., Class B(L)	3,261,857
38,800	Yell Group PLC	118,744
		19,382,040

	Medical (4.5%)
39,500	Affymetrix, Inc.(a)(L)	687,695
1,940	Air Methods Corp.(a)(L)	93,838
15,000	Alcon, Inc.	2,133,750
175,500	Alkermes, Inc.(a)(L)	2,084,940
33,600	Allergan, Inc.	1,894,704
11,500	American Oriental Bioengineering, Inc.(a)(L)	93,150
54,400	Amgen, Inc.(a)	2,272,832
3,200	AmSurg Corp.(a)(L)	75,776
9,030	Applera Corp. - Celera Genomics Group(a)(L)	132,741
8,200	Arthrocare Corp.(a)(L)	273,470
28,700	Baxter International, Inc.	1,659,434
267,000	Boston Scientific Corp.(a)	3,436,290
3,400	Bruker Corp.(a)(L)	52,326
25,700	C. R. Bard, Inc.	2,477,480
57,400	Cell Genesys, Inc.(a)(L)	134,890
2,380	Conmed Corp.(a)(L)	61,023
15,800	Geron Corp.(a)(L)	77,104
2,700	Hologic, Inc.(a)(L)	150,120
28,700	Hoya Corp.	674,819
1,200	Illumina, Inc.(a)(L)	91,080
10,890	Invacare Corp.(L)	242,629
46,200	Johnson & Johnson, Inc.	2,996,994
49,400	Kinetic Concepts, Inc.(a)(L)	2,283,762
98,000	Medtronic, Inc.	4,740,260
2,227	Nobel Biocare Holding AG(L)	520,264
4,300	Obagi Medical Products, Inc.(a)(L)	37,324
51,800	Patterson Co., Inc.(a)	1,880,340
2,600	PerkinElmer, Inc.	63,050
14,400	Sanofi-Synthelabo SA	1,084,192
217,700	Schering-Plough Corp.	3,137,057
1,570	Surmodics, Inc.(a)(L)	65,752
7,600	Symmetry Medical, Inc.(a)(L)	126,160
2,700	Synthes, Inc.	379,278
2,600	Triple-S Management Corp., Class B(a)(L)	45,890
85,300	Vertex Pharmaceuticals, Inc.(a)(L)	2,037,847
6,180	Zeneca Group PLC	231,382
		38,429,643

	Metals and Mining (2.4%)
88,700	Barrick Gold Corp.	3,854,015
19,100	BHP Billiton PLC	567,458
6,100	Cameco Corp.	200,348
1,510	Century Aluminum Co.(a)(L)	100,022

Shares	Value (Note 2)
COMMON STOCKS (cont.)
	Metals and Mining (cont.)
166,000	China Molybdenum Co., Ltd.(a)(b)	$183,222
15,400	Cleveland-Cliffs, Inc.(L)	1,845,228
8,350	Commercial Metals Co.(L)	250,250
2,900	Dynamic Materials Corp.(L)	125,280
22,000	Eurasian Natural Resource Corp.(a)	430,644
2,000	Evraz Group SA - GDR	172,600
42,400	Freeport-McMoRan Copper & Gold, Inc., Class B	4,079,728
8,000	GMK Norilsk Nickel	226,800
24,603	Harmony Gold Mining Co., Ltd.(a)	294,606
53,500	Indo Tambangraya Megah PT(a)	119,212
1,200	L.B. Foster Co., Class A(a)(L)	51,672
1,980	Mueller Industries, Inc.	57,123
33,200	Newmont Mining Corp.(L)	1,503,960
28,900	Nucor Corp.	1,957,686
5,500	Rautaruukki Oyj(a)(L)	266,395
21,300	Repsol YPF SA	737,730
12,900	Rio Tinto PLC	1,341,528
13,500	Southern Copper Corp.(L)	1,401,705
5,700	Tenaris SA - ADR	284,145
2,000	Usinas Siderurgicas de Minas Gerais SA	112,423
774	Vallourec SA	188,573
1,300	Walter Industries, Inc.(L)	81,419
84,000	Yanzhou Coal Mining Co., Ltd.	118,942
		20,552,714

	Oil & Gas (10.0%)
2,542	Air Liquide SA	388,942
2,500	Atwood Oceanics, Inc.(a)(L)	229,300
55,300	BP PLC	562,671
6,300	Cairn Energy PLC(a)	354,813
11,200	Canadian Natural Resources Ltd.	767,230
86,292	ChevronTexaco Corp.	7,365,885
99,938	ConocoPhillips	7,616,275
6,200	Continental Resources, Inc.(a)	197,718
710	Dawson Geophysical Co.(a)(L)	47,925
5,210	Delek US Holdings, Inc.	66,011
4,900	EnCana Corp.	373,543
5,350	ENI SpA	183,094
17,000	EOG Resources, Inc.	2,040,000
201,200	Exxon Mobil Corp.	17,017,496
8,200	FMC Technologies, Inc.(a)	466,498
3,600	Frontier Oil Corp.(L)	98,136
5,070	Global Industries Ltd.(a)(L)	81,576
169,700	Halliburton Co.(L)	6,674,301
9,300	Helix Energy Solutions Group, Inc.(a)	292,950
7,000	Hercules Offshore, Inc.(a)(L)	175,840
41,000	Hess Corp.	3,615,380
4,000	Idemitsu Kosan Co., Ltd.	309,887
2,900	Inmet Mining Corp.	212,030
29	Inpex Holdings, Inc.	323,453
199,375	IOI Corp. Berhad	442,778
22,000	JGC Corp.	336,455
5,500	Kazmunaigas Exploration Production	137,775
114,000	Marathon Oil Corp.	5,198,400
31,000	Meridian Resource Corp.(a)	45,880
39,600	National-Oilwell Varco, Inc.(a)	2,311,848
6,000	Neste Oil OYJ(L)	210,473
28,400	Noble Corp.	1,410,628
25,600	OAO Gazprom - ADR	1,305,600
27,700	OAO Rosneft Oil Co. - ADR	249,577
91,700	Occidental Petroleum Corp.	6,709,689
2,960	Oil States International, Inc.(a)(L)_	132,638

Shares	Value (Note 2)
COMMON STOCKS (cont.)
	Oil & Gas (cont.)
8,370	Parker Drilling Co.(a)(L)	$54,070
4,800	Petroleo Brasileiro SA - ADR	490,128
15,170	Petroquest Energy, Inc.(a)(L)	263,048
9,370	Pioneer Drilling Co.(a)(L)	149,264
79,200	Pioneer Natural Resources Co.(L)	3,890,304
14,700	Polski Koncern Naftowy Orlen SA - GDR(a)	524,018
1,700	Range Resources Corp.	107,865
39,700	Royal Dutch Shell - ADR	2,738,506
24,818	Royal Dutch Shell, Class A	859,576
5,800	Sasol Ltd.	277,499
29,800	Schlumberger Ltd.	2,592,600
1,370	SK Energy Co., Ltd.(a)	141,137
2,800	St. Mary Land & Exploration Co.	107,800
3,730	Stone Energy Corp.(a)	195,116
5,430	Swift Energy Co.(a)(L)	244,296
3,900	Total SA	290,669
4,570	Trico Marine Services, Inc.(a)(L)	178,093
31,830	UGI Corp.	793,204
3,920	Union Drilling Inc.(a)(L)	68,561
21,800	Vaalco Energy, Inc.(a)(L)	108,346
45,500	XTO Energy, Inc.	2,814,630
		84,841,425

	Pharmaceuticals (5.2%)
26,500	Abbott Laboratories	1,461,475
44,400	Amylin Pharmaceuticals, Inc.(a)(L)	1,296,924
14,440	Arena Pharmaceuticals, Inc.(a)	98,770
7,170	Astrazeneca PLC	269,099
6,100	Bare Escentuals, Inc.(a)(L)	142,862
74,700	Barr Pharmaceuticals, Inc.(a)	3,608,757
4,800	Bayer AG	386,342
45,000	Cardinal Health, Inc.	2,362,950
33,940	Cephalon, Inc.(a)(L)	2,185,736
47,700	Cubist Pharmaceuticals, Inc.(a)(L)	878,634
61,280	CV Therapeutics, Inc.(a)(L)	436,926
109,900	Eli Lilly & Co.	5,669,741
52,150	Encysive Pharmaceuticals, Inc.(a)(L)	122,553
68,200	Forest Laboratories, Inc.(a)	2,728,682
71,500	Gilead Sciences, Inc.(a)	3,684,395
9,180	Human Genome Sciences, Inc.(a)(L)	54,070
24,790	Incyte Pharmaceutical, Inc.(a)(L)	260,543
99,700	Medarex, Inc.(a)(L)	882,345
6,600	Medicis Pharmaceutical Corp., Class A(L)	129,954
39,600	Merck & Co., Inc.	1,502,820
51,300	Millennium Pharmaceuticals, Inc.(a)	793,098
22,727	Novartis AG	1,169,907
6,200	Novo Nordisk A/S, Class B(L)	425,569
23,830	NPS Pharmaceuticals, Inc.(a)(L)	92,937
2,500	Par Pharmaceutical Cos., Inc.(a)(L)	43,475
8,190	Perrigo Co.(L)	309,009
292,815	Pfizer, Inc.	6,128,618
18,052	Ranbaxy Laboratories Ltd. - GDR	198,572
12,500	Regeneron Pharmaceuticals, Inc.(a)(L)	239,875
10,890	Rigel Pharmaceuticals, Inc.(a)(L)	203,207
8,668	Roche Holding AG	1,638,399
4,300	Salix Pharmaceuticals Ltd.(a)	27,004
5,800	Takeda Pharmaceutical Co., Ltd.	290,816
10,100	Teva Pharmaceutical Industries Ltd.	466,519
4,873	UCB SA	169,897
85,300	Wyeth	3,562,128
2,880	Xenoport, Inc.(a)(L)	116,554

Shares	Value (Note 2)
COMMON STOCKS (cont.)
	Pharmaceuticals (cont.)
10,460	Zymogenetics, Inc.(a)(L)	$102,508
		44,141,670

	Real Estate (0.2%)
3,180	American Campus Communities, Inc.(L)	87,005
206,000	China Overseas Land & Investment Ltd.	380,099
2,000	Digital Realty Trust, Inc.(L)	71,000
8,529	Hypo Real Estate Holdings(L)	226,215
2,100	Jones Lang Lasalle, Inc.(L)	162,414
30,500	Kerry Properties Ltd.	183,801
11,500	Lexington Realty Trust(L)	165,715
4,400	LSR Group, Inc.(a)	62,920
76,800	Meruelo Maddux Properties, Inc.(a)(L)	194,300
6,100	National Retail Properties, Inc.(L)	134,505
8,510	Resource Capital Corp.(L)	64,421
25,600	Sino Land Co., Ltd.	55,262
136,000	SP Setia Berhad	158,248
6,400	Strategic Hotels & Resorts, Inc.(L)	84,032
1,000	The Macerich Co.	70,270
		2,100,207

	Restaurants (0.1%)
2,270	CBRL Group, Inc.(L)	81,198
3,400	CEC Entertainment, Inc.(a)	98,192
1,400	Chipotle Mexican Grill Inc., Class A(a)(L)	158,802
3,400	P.F. Chang's China Bistro, Inc.(a)(L)	96,696
1,600	Panera Bread Co., Class A(a)(L)	67,024
5,000	Red Robin Gourmet Burgers, Inc.(a)(L)	187,850
2,800	Wendy's International, Inc.	64,568
		754,330

	Retail (4.2%)
5,880	Aeropostale, Inc.(a)(L)	159,407
100,800	BJ's Wholesale Club, Inc.(a)(L)	3,597,552
5,060	Brown Shoe Co., Inc.(L)	76,254
3,600	Casey's General Stores, Inc.	81,360
4,900	Cawachi Ltd.(L)	126,784
22,300	Chico's FAS, Inc.(a)	158,553
24,000	Citizen Watch(L)	203,296
21,692	Compagnie Financiere Richemont AG	1,221,930
42,100	Costco Wholesale Corp.	2,735,237
78,480	Dollar Tree, Inc.(a)	2,165,263
20,400	GameStop Corp.(a)	1,054,884
201,600	Gap, Inc.	3,967,488
206,000	GOME Electrical Appliances Holdings, Ltd.	473,271
2,900	Industria de Diseno Textil SA(L)	161,691
17,690	J Crew Group, Inc.(a)(L)	781,367
76,600	Jusco Ltd.	914,397
100,600	Lowe's Cos., Inc.	2,307,764
5,100	Lululemon Athletica, Inc.(a)(L)	144,993
23,400	Marks & Spencer PLC	180,081
1,190	Men's Wearhouse, Inc.(L)	27,691
130,100	Quiksilver, Inc.(a)	1,276,281
1,900	Regis Corp.	52,231
2,800	Shimamura Co., Ltd.(L)	240,273
5,800	Shoppers Drug Mart Corp.(L)	293,675
2,770	Sotheby's Holdings, Inc.(L)	80,081
34,000	Staples, Inc.	751,740
48,600	Tesco PLC	366,045
6,200	Tiffany & Co.(L)	259,408
79,700	TJX Cos., Inc.	2,635,679
13,100	Urban Outfitters, Inc(a)	410,685
18,600	W.W. Grainger, Inc.	1,420,854

Shares	Value (Note 2)
COMMON STOCKS (cont.)
	Retail (cont.)
125,100	Wal-Mart Stores, Inc.	$6,590,268
23,900	Walmart De Mexico SA	100,566
6,200	Whole Foods Market, Inc.(L)	204,414
11,200	Williams-Sonoma, Inc.(L)	271,488
		35,492,951

	Schools (0.3%)
53,500	Apollo Group, Inc., Class A(a)	2,311,200
2,660	Devry, Inc.(L)	111,294
2,120	ITT Educational Services, Inc.(a)(L)	97,372
		2,519,866

	Technology (2.1%)
6,600	Canon, Inc.	304,401
45,120	CommScope, Inc.(a)(L)	1,571,530
8,000	Cymer, Inc.(a)(L)	208,320
59,600	Ingram Micro, Inc.(a)	943,468
327,990	Intel Corp.	6,946,828
2,610	JDA Software Group, Inc.(a)	47,632
110,000	Juniper Networks, Inc.(a)	2,750,000
158,800	RF Micro Devices, Inc.(a)(L)	422,408
2,300	Sigma Designs, Inc.(a)(L)	52,141
34,500	United Technologies Corp.	2,374,290
19,600	Universal Display Corp.(a)(L)	280,672
70,900	Western Digital Corp.(a)	1,917,136
		17,818,826

	Telecommunications (4.3%)
30,000	America Movil, Series L - ADR	1,910,700
8,170	Arris Group, Inc.(a)(L)	47,549
353,647	AT&T, Inc.	13,544,680
62,000	CenturyTel, Inc.	2,060,880
42,600	Clearwire Corp., Class A(a)(L)	630,906
10,390	Consolidated Communications Holdings, Inc.(L)	157,201
43,700	Corning, Inc.	1,050,548
7,600	Egyptian Co.	279,680
19,600	Embarq Corp.	785,960
1,900	EMS Technologies, Inc.(a)(L)	51,566
4,590	Encore Wire Corp.(L)	83,584
2,400	GeoEye, Inc.(a)(L)	62,376
42,500	Koninklijke Philips Electronics NV	720,510
4,600	Mobile TeleSystems - ADR	348,910
250	Motorola, Inc.	2,325
22,300	MTN Group Ltd.	337,733
900	NTELOS Holding Corp.(L)	21,780
277	NTT DoCoMo, Inc.	420,287
9,500	Orascom Telecom Holding SAE - GDR	646,000
69,200	Polycom, Inc.(a)(L)	1,559,768
4,000	Prusmian SpA(a)	85,685
139,300	Qualcomm, Inc.	5,711,300
2,100	SBA Communications Corp.(a)(L)	62,643
17,000	SES Global	363,622
6,000	SES Global - FDR	127,101
140,575	Singapore Telecommunications Ltd.(b)	398,932
1,948	Swisscom AG	670,315
51,000	Telefonaktiebolaget LM Ericsson	100,307
800	Telefonaktiebolaget LM Ericsson - ADR	15,720
17,303	Telefonica De Espana	498,954
4,700	Telefonos De Mexico SA De Cv ADR(L)	176,911
11,400	Telekom Austria AG	236,435
910,000	Telekomunikasi Indonesia Tbk	954,511
25,300	Telenor ASA	485,581
22,500	TeliaSonera AB(L)	181,035

Shares or Principal Amount	Value (Note 2)
COMMON STOCKS (cont.)
	Telecommunications (cont.)
75,000	Telstra Corp., Ltd.	$301,158
128,700	Tim Participacoes SA	418,321
14,700	Verizon Communications, Inc.	535,815
7,400	Virgin Mobile USA, Inc., Class A(a)	15,022
249,084	Vodafone Group PLC	746,955
		36,809,266

	Transportation (1.7%)
18,500	Burlington Northern Santa Fe Corp.	1,706,070
4,100	Canadian National Railway Co.(L)	198,925
40,900	Continental Airlines, Inc., Class B(a)(L)	786,507
35	East Japan Railway Co.	291,549
48,600	Expeditors International of Washington, Inc.	2,195,748
1,520	Gulfmark Offshore, Inc.(a)(L)	83,174
42,000	Hankyu Holdings, Inc.(L)	181,893
4,210	HUB Group, Inc., Class A(a)	138,467
4,200	J.B.Hunt Transportation Services, Inc.(L)	132,006
5,130	Landstar System, Inc.(L)	267,581
17,000	Mitsui O.S.K. Lines Ltd.	205,838
800	Overseas Shipholding Group, Inc.(L)	56,032
18,950	Ryder System, Inc.	1,154,245
4,220	Skywest, Inc.(L)	89,126
261,400	Southwest Airlines Co.	3,241,360
12,465	Veolia Environnement	872,145
124,100	Werner Enterprises, Inc.(L)	2,303,296
49,000	Yamato Holdings Co., Ltd.	718,851
		14,622,813

	Waste Management (0.6%)
8,200	Darling International, Inc.(a)(L)	106,190
8,600	EnergySolutions, Inc.	197,284
135,600	Waste Management, Inc.	4,550,736
		4,854,210

	Total Common Stocks	836,701,805

CASH EQUIVALENT (1.7%)
14,388,439	JP Morgan Cash Trade Execution	14,388,439

	Total Cash Equivalents	14,388,439

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (13.6%)
2,831,515	Barclays Capital Repurchase Agreement, 2.50%, 4/1/08 (Purchased on 3/31/08, proceeds at maturity $2,831,711, collateralized by various U.S. Agency Mortgages, fair value $2,877,725)	2,831,515
5,999,761	CC USA, Inc. MTN, 2.38%, 4/1/08(c)	5,999,761
7,000,000	CDC Financial Products, Inc. Repurchase Agreement, 3.40%, 4/1/08 (Purchased on 3/31/08, proceeds at maturity $7,000,661, collateralized by various AAA asset backed securities, fair value $7,132,720)	7,000,000
3,500,000	Citigroup Global Markets, Inc. Master Note, 3.30%, 4/1/08(c)	3,500,000
5,000,000	Citigroup Global Markets, Inc. Repurchase Agreement, 3.15%, 4/1/08 (Purchased on 3/31/08, proceeds at maturity $5,000,438, collateralized by various Investment Grade Corporate Bonds, fair value $5,243,805)	5,000,000
6,000,000	Citigroup, Inc. MTN, 2.41%, 4/1/08(c)	6,000,000

Principal Amount		Value (Note 2)
INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (cont.)
$ 5,000,000	Credit Suisse (USA) LLC Repurchase Agreement, 3.12%, 4/1/08 (Purchased on 3/31/08, proceeds at maturity $5,000,433, collateralized by various AA corporate bonds, fair value $5,038,985)	$5,000,000
30,000,000	Credit Suisse (USA) LLC Repurchase Agreement, 3.15%, 4/1/08 (Purchased on 3/31/08, proceeds at maturity $30,002,625, collateralized by various collateralized mortgage obligations, fair value $30,145,050)	30,000,000
6,000,000	Goldman Sachs Group, Inc. MTN, 3.12%, 4/1/08(c)	6,000,000
2,611,915	GSAA 2006-11 ABS, 2.70%, 4/25/08(c)	2,611,915
4,999,685	K2 (USA) LLC MTN, 2.37%, 4/1/08(c)	4,999,685
627,886	LBMLT 06 8 2A1 ABS, 2.65%, 4/25/08(c)	627,886
12,500,000	Lehman Brothers Holdings, Inc. MTN, 3.12%, 4/1/08(c)	12,500,000
7,000,000	Monumental Global Funding II MTN, 3.16%, 4/1/08(c)	7,000,000
3,000,000	Santander US Debt SA UNI MTN, 3.07%, 6/5/08(c)	3,000,000
1,261,184	The Bear Stearns Cos. 06-HE5 A1 ABS, 2.66%, 4/25/08(c)	1,261,184
5,000,000	United of Omaha Life Insurance Co. Funding Agreement, 3.20%, 4/1/08(c)	5,000,000
4,999,879	Wachovia Bank N.A. Bank Note, 2.37%, 4/1/08(c)	4,999,879
2,500,000	Wachovia Bank N.A. Bank Note, 3.14%, 4/1/08(c)	2,500,000
	Total Investments Held as Collateral for Loaned Securities	115,831,825

TOTAL INVESTMENTS — (113.8%) (Cost $910,679,267) (d)	$966,922,069
Liabilities in Excess of Other Assets — (13.8)%	(117,121,355)

NET ASSETS — 100.0%	$849,800,714

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale.  These securities may be resold in transactions exempt from registration, normally for qualified buyers.  The Advisor, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2008.
(d)	See notes to portfolio of investments for tax basis unrealized appreciation (depreciation) of securities.
(L)	A portion or all of the security is on loan.
ABS	Asset Backed Security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Liability Company

portfolio of investments

NEW COVENANT INCOME FUND
March 31, 2008
(Unaudited)

Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (1.6%)
$ 575,000	Lehman XS Trust 2005-1 3A3A, 5.11%, 7/25/35	$514,028
565,000	Lehman XS Trust 2005-6 3A3A, 5.76%, 11/25/35	491,823
2,420,000	Lehman XS Trust 2006-5 2A4A, 5.89%, 4/25/36	2,344,158
4,860,000	Master Asset Backed Securities Trust, 5.23%, 11/25/35	4,727,949
	Total Asset Backed Securities	8,077,958

CORPORATE BONDS (25.6%)
1,650,000	Abbott Laboratories, 5.88%, 5/15/16	1,761,693
2,095,000	Alcan, Inc., 6.13%, 12/15/33	2,008,579
3,600,000	American International Group, Inc., 4.70%, 10/1/10	3,613,745
500,000	American Water Capital Corp., 6.09%, 10/15/17(a)	521,277
1,650,000	American Water Capital Corp., 6.59%, 10/15/37(a)(L)	1,658,092
1,200,000	Amgen, Inc., 5.85%, 6/1/17	1,201,153
2,300,000	Amgen, Inc., 6.38%, 6/1/37	2,188,990
700,000	Astrazeneca PLC, 5.40%, 9/15/12	739,192
1,225,000	Astrazeneca PLC, 6.45%, 9/15/37(L)	1,318,900
3,600,000	AT&T Wireless Services, Inc., 8.13%, 5/1/12	4,032,259
2,800,000	Bank of America N.A., 5.30%, 3/15/17	2,786,020
2,800,000	BRE Properties, Inc., 5.50%, 3/15/17	2,362,212
3,800,000	Burlington Northern Santa Fe, Inc., 6.75%, 7/15/11	4,065,369
2,800,000	Carolina Power & Light, 6.50%, 7/15/12	3,018,775
1,775,000	Caterpillar Financial Services Corp., 5.45%, 4/15/18(L)	1,809,199
850,000	Citigroup, Inc., 5.50%, 8/27/12(L)	855,653
2,285,000	Citigroup, Inc., 6.13%, 11/21/17(L)	2,285,736
850,000	Comcast Corp., 6.75%, 1/30/11(L)	884,279
800,000	Covidien Ltd., 6.55%, 10/15/37(a)	820,329
1,150,000	Credit Suisse New York, 6.00%, 2/15/18	1,149,369
550,000	Du Pont (E.I.) De Nemours, 5.25%, 12/15/16(L)	556,273
1,125,000	Eaton Vance Corp., 6.50%, 10/2/17	1,201,745
2,275,000	EnCana Corp., 6.63%, 8/15/37(L)	2,312,431
1,500,000	EnCana Corp., 6.50%, 2/1/38	1,494,336
2,775,000	ERP Operating LP, 5.75%, 6/15/17	2,531,410
1,000,000	Federated Retail Holdings, 5.90%, 12/1/16	890,226
1,743,258	FedEx Corp., 6.72%, 1/15/22	1,875,049
775,000	Fifth Third Bancorp, 8.25%, 3/1/38	791,919
1,950,000	Firstar Bank, 7.13%, 12/1/09	2,081,717
4,910,000	General Electric Capital Corp., 6.13%, 2/22/11	5,222,428
3,350,000	General Mills, Inc., 6.00%, 2/15/12	3,516,408
3,100,000	Goldman Sachs Group, Inc., 5.30%, 2/14/12(L)	3,143,068
500,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18(L)	496,033
2,525,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	2,356,262
2,300,000	Home Depot, Inc., 5.88%, 12/16/36	1,883,438
1,500,000	Household Finance Corp., 4.13%, 11/16/09	1,477,430
750,000	HSBC Finance Corp., 6.75%, 5/15/11	778,593
3,300,000	International Lease Finance Corp., 6.38%, 3/25/13(L)	3,300,927
1,750,000	Kinder Morgan Energy Partners LP., 7.40%, 3/15/31	1,824,163
1,050,000	Kohl's Corp., 6.88%, 12/15/37	931,887
2,950,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12(L)	2,914,388
950,000	Lehman Brothers Holdings, Inc., 7.00%, 9/27/27	880,352
1,500,000	Lowe's Cos., Inc., 6.65%, 9/15/37	1,508,640
2,100,000	May Department Stores Co., 7.45%, 9/15/11	2,136,109
800,000	McDonald's Corp., 6.30%, 10/15/37	824,547
3,000,000	Merrill Lynch & Co., Inc., 4.13%, 9/10/09(L)	2,939,313
3,450,000	Merrill Lynch & Co., Inc., 6.05%, 8/15/12	3,507,284

Principal Amount	Value (Note 2)
CORPORATE BONDS (cont.)
$ 3,250,000	MetLife, Inc., 5.00%, 6/15/15(L)	$3,198,783
3,400,000	Morgan Stanley, 5.63%, 1/9/12(L)	3,428,298
2,900,000	Morgan Stanley, 5.95%, 12/28/17	2,807,815
1,250,000	National City Corp., 4.50%, 3/15/10	1,208,600
2,375,000	National City Corp., 6.88%, 5/15/19	1,829,987
600,000	Nationwide Financial Services, Inc., 5.90%, 7/1/12	601,437
1,100,000	New Jersey Bell Telephone Co., 7.85%, 11/15/29	1,212,676
2,425,000	News America, Inc., 6.65%, 11/15/37(a)	2,453,516
500,000	PNC Bank N.A., 6.88%, 4/1/18	509,395
2,785,000	PNC Funding Corp., 6.13%, 2/15/09	2,805,074
725,000	PNC Funding Corp., 5.50%, 9/28/12	731,004
2,100,000	Prudential Financial Inc., 6.10%, 6/15/17	2,152,116
925,000	Sprint Nextel Corp., 6.00%, 12/1/16	720,320
2,000,000	SunTrust Banks, Inc., 4.25%, 10/15/09	1,991,150
600,000	SunTrust Banks, Inc., 5.25%, 11/5/12	591,739
900,000	Target Corp., 6.50%, 10/15/37	873,003
2,400,000	Time Warner, Inc., 7.63%, 4/15/31	2,517,122
775,000	Time Warner, Inc., 6.88%, 5/1/12	800,768
1,732,000	Verizon Communications, Inc., 5.88%, 1/17/12	1,787,007
2,725,000	Vodafone Group PLC, 5.63%, 2/27/17(L)	2,654,226
1,300,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	1,369,603
3,250,000	Washington Mutual, Inc., 4.20%, 1/15/10(L)	2,731,102
200,000	WellPoint, Inc., 5.88%, 6/15/17	196,089

	Total Corporate Bonds	131,628,027

MORTGAGE BACKED SECURITIES (42.4%)
2,421,000	American Home Mortgage Assets 2006-2 1A1, 5.48%, 9/25/46	1,821,924
178,384	American Home Mortgage Assets 2007-1 A1, 5.22%, 2/25/47	129,971
3,490,000	American Home Mortgage Investment Trust 2005- 2 5A4C, 5.41%, 9/25/35	3,116,625
4,310,000	Banc of America Commercial Mortgage, Inc. 2004-3 A5, 5.32%, 6/10/39	4,345,649
3,825,000	Banc of America Commercial Mortgage, Inc. 2004-4 A6, 4.88%, 7/10/42	3,783,300
3,230,000	Banc of America Commercial Mortgage, Inc. 2005-6 AM, 5.18%, 9/10/47	3,089,411
4,215,000	Banc of America Commercial Mortgage, Inc. 2006-3 AM, 5.81%, 7/10/44	3,980,497
5,235,000	Banc of America Commercial Mortgage, Inc. 2006-4 AM, 5.68%, 7/10/46	4,847,280
932,123	Banc of America Funding Corp. 2006-F 1A1, 5.18%, 7/20/36	871,675
3,483,242	Banc of America Funding Corp. 2007-8 2A1, 7.00%, 10/25/37(L)	3,378,232
700,000	Bank of America Commercial Mortgage, 5.45%, 1/15/49	681,816
3,245,877	Bear Stearns Adjustable Rate Mortgage Trust 2007-5 1A1, 5.80%, 8/25/47	2,760,618
2,075,000	Citigroup Commercial Mortgage Trust 2007-C6 C, 5.70%, 12/10/49	1,418,819
937,986	Citigroup Mortgage Loan Trust, Inc. 2005-7, 5.20%, 9/25/35	881,234
160,071	Commercial Mortgage Pass-Through Certificates 2004-LB2A A1, 2.96%, 3/10/39	158,791
2,415,000	Commercial Mortgage Pass-Through Certificates 2007-C9 A4, 5.86%, 12/10/49	2,419,101
4,456,638	Countrywide Alternative Loan Trust 2005-50CB 1A1, 5.50%, 11/25/35	3,615,026

Principal Amount	Value (Note 2)
MORTGAGE BACKED SECURITIES (cont.)
$ 1,802,169	Countrywide Alternative Loan Trust 2007-24 A11, 7.00%, 10/25/37	$1,442,527
2,933,943	Countrywide Alternative Loan Trust 2007-26R A1, 7.00%, 1/25/37	2,676,343
5,077,913	Countrywide Alternative Loan Trust 2007-OA2 1A1, 5.36%, 3/25/47(b)	3,783,502
1,093,823	Countrywide Home Loans 2005-HYB6 4A1B, 5.37%, 10/20/35	1,028,282
3,856,659	Countrywide Home Loans 2007-HY5 1A1, 5.95%, 9/25/37	3,644,823
1,205,000	Credit Suisse First Boston Mortgage Capital Certificates 2006-C1 AM, 5.55%, 2/15/39	1,120,104
4,795,000	Credit Suisse First Boston Mortgage Capital Certificates 2006-C4 A3, 5.47%, 9/15/39	4,724,970
720,000	Credit Suisse First Boston Mortgage Capital Certificates 2007-3 1A3A, 5.75%, 3/25/37	665,958
1,825,000	Credit Suisse First Boston Mortgage Capital Certificates 2007-4R 1A1, 5.69%, 10/26/36	1,723,165
3,160,255	Credit Suisse First Boston Mortgage Securities Corp. 2003-C3, 2.85%, 5/15/38	3,147,976
1,365,000	Credit Suisse First Boston Mortgage Securities Corp. 2003-C3 A5, 3.94%, 5/15/38	1,254,965
1,540,000	Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 A4, 5.01%, 2/15/38	1,525,429
4,585,000	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 005-3 4A5, 5.25%, 6/25/35	4,360,719
1,261,070	First Horizon Mortgage Pass-Through Trust 2007- AR2 2A1, 5.89%, 7/25/37	1,163,769
1,370,000	General Electric Capital Commercial Mortgage Corp. 2004-C1 A3, 4.66%, 11/10/38	1,331,519
1,230,000	GMAC Commercial Mortgage Securities, Inc. 2004-C2 A4, 5.37%, 8/10/38	1,245,324
901,163	Goldman Sachs Mortgage Securities Corp. 2007- 10 A2A, 6.50%, 11/25/37	869,099
3,220,000	Goldman Sachs Mortgage Securities Corp. 2007- GG10 A2, 5.78%, 8/10/45	3,189,922
1,468,391	GSAA Home Equity Trust 2007-10 A1A, 6.00%, 11/25/37	1,341,522
3,882,108	HSI Home Loan Obligation 2007-AR2 2A1, 6.00%, 9/25/37	3,112,313
3,971,657	Indymac Index Mortgage Loan Trust 2006AR11 3A1, 5.83%, 6/25/36	2,865,114
1,155,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 A4, 4.47%, 1/12/39	1,108,572
5,445,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A4, 5.37%, 6/12/41	5,577,737
435,026	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-PNC1 A1, 2.80%, 6/12/41	430,669
1,120,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A4, 5.43%, 12/12/43	1,099,634
1,200,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4, 5.88%, 4/15/45	1,222,032
2,075,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.52%, 5/15/45	1,483,385
4,270,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3, 5.41%, 5/15/47	4,151,288
1,305,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB18 A4, 5.44%, 6/12/47	1,270,131
2,680,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB20 A4, 5.79%, 2/12/51	2,661,305
1,565,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4, 5.82%, 6/15/49	1,566,666

Principal Amount	Value (Note 2)
MORTGAGE BACKED SECURITIES (cont.)
$ 3,880,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A2, 5.83%, 2/15/51	$3,844,692
4,165,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4, 5.88%, 2/15/51	4,162,459
4,364,000	LB-UBS Commercial Mortgage Trust 2004-C7 A6, 4.79%, 10/15/29	4,285,209
3,770,000	LB-UBS Commercial Mortgage Trust 2006-C6 AM, 5.41%, 9/15/39	3,413,697
2,584,603	Master Adjustable Rate Mortgages Trust 2006- OA2 4A1B, 5.86%, 12/25/46	1,874,354
1,509,050	Master Reperforming Loan Trust 2006-2 1A1, 5.90%, 5/25/36	1,535,760
1,185,000	Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3, 5.17%, 12/12/49	1,142,841
1,675,000	Morgan Stanley Capital I 2004-IQ7 A4, 5.41%, 6/15/38	1,696,142
5,945,000	Morgan Stanley Capital I 2007-IQ15 A4, 5.88%, 6/11/49	5,986,949
3,050,000	Morgan Stanley Mortgage Loan Trust 2006-7 5A2, 5.96%, 6/25/36	2,700,935
560,000	Nomura Asset Acceptance Corp. 2006-AF1 1A3, 6.41%, 5/25/36	478,157
2,625,000	Nomura Asset Acceptance Corp. 2006-AF2 1A4, 6.43%, 8/25/36	1,330,556
2,163,165	PHH Alternative Mortgage Trust 2007-1 21A, 6.00%, 2/25/37	2,045,586
2,940,743	Residential Accredit Loans, Inc. 2007-QS10 A1, 6.50%, 9/25/37	2,757,309
236,523	Residential Accredit Loans, Inc. 2007-QS9 A33, 6.50%, 7/25/37	205,017
861,763	Residential Funding Mortgage Securities I 2006- SA2 2A1, 5.85%, 8/25/36	828,806
3,570,178	Structured Adjustable Rate Mortgage Loan 2007-3 3A1, 5.72%, 4/25/37	3,288,135
2,670,257	TBW Mortgage Backed Pass Through Certificates 2006-2 7A1, 7.00%, 7/25/36	2,538,341
4,995,000	Wachovia Bank Commercial Mortgage Trust 2004- C11 A5, 5.22%, 1/15/41	5,001,709
4,885,000	Wachovia Bank Commercial Mortgage Trust 2004- C12 A4, 5.23%, 7/15/41	4,953,706
3,977,699	Wachovia Mortgage Loan Trust, LLC 2006-A 3A1, 5.24%, 5/20/36	3,756,553
1,125,000	Washington Mutual Mortgage Pass-Through Certificates 2003-AR11 A6, 3.99%, 10/25/33	1,125,609
4,396,421	Washington Mutual Mortgage Pass-Through Certificates 2005-AR3 A1, 4.64%, 3/25/35	3,942,937
4,130,000	Washington Mutual Mortgage Pass-Through Certificates 2005-AR5 A5, 4.68%, 5/25/35	3,915,145
3,861,507	Washington Mutual Mortgage Pass-Through Certificates 2006-AR12 2A3, 5.75%, 10/25/36	3,609,163
947,554	Washington Mutual Mortgage Pass-Through Certificates 2006-AR2 A1A, 5.27%, 4/25/46(b)	736,212
1,214,343	Washington Mutual Mortgage Pass-Through Certificates 2006-AR3 A1A, 5.30%, 5/25/46(b)	946,580
478,585	Washington Mutual Mortgage Pass-Through Certificates 2006-AR8 2A, 5.37%, 10/25/46	357,154
429,834	Washington Mutual Mortgage Pass-Through Certificates 2006-AR9 2A, 5.17%, 11/25/46	326,459
5,361,693	Washington Mutual Mortgage Pass-Through Certificates 2007-HY3 4A1, 5.35%, 3/25/37	5,067,473

Principal Amount	Value (Note 2)
MORTGAGE BACKED SECURITIES (cont.)
$ 3,199,983	Washington Mutual Mortgage Pass-Through Certificates 2007-HY5 2A2, 5.34%, 5/25/37	$2,916,839
3,482,790	Washington Mutual Mortgage Pass-Through Certificates 2007-HY6 1A1, 5.70%, 6/25/37	3,295,116
9,751,775	Washington Mutual Mortgage Pass-Through Certificates 2007-HY6 2A1, 5.70%, 6/25/37	8,867,047
1,134,048	Washington Mutual Mortgage Pass-Through Certificates 2007-HY7 3A2, 5.91%, 7/25/37	1,111,234
883,518	Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 4AB, 5.10%, 4/25/47(b)	567,130
1,144,054	Washington Mutual Mortgage Pass-Through Certificates 2007-OA4 A1B, 5.28%, 4/25/47	777,957
4,645,489	Washington Mutual Mortgage Pass-Through Certificates 2007-OA5 1A, 5.78%, 6/25/47	3,518,726
934,706	Washington Mutual Mortgage Pass-Through Certificates 2007-OA5 1A1B, 5.08%, 6/25/47(b)	620,084
1,232,383	Washington Mutual Mortgage Pass-Through Certificates 2007-OA6 1A, 5.14%, 7/25/47	936,611
4,445,409	Wells Fargo Mortgage Backed Securities Trust 2006-AR10 5A1, 5.60%, 7/25/36	4,253,720
5,320,000	Wells Fargo Mortgage Backed Securities Trust 2006-AR7 2A5, 5.61%, 5/25/36	4,957,192

	Total Mortgage Backed Securities	217,764,034

U.S. GOVERNMENT AGENCIES (26.5%)
	Fannie Mae
875,735	6.13%, 10/1/08	875,767
1,926,379	4.96%, 11/1/08	1,927,170
1,372,021	6.12%, 4/1/09	1,393,942
3,675,318	7.41%, 4/1/10	3,889,611
2,067,428	7.18%, 12/1/10	2,195,887
7,659,413	6.20%, 1/1/11	8,074,145
1,899,232	6.48%, 1/1/11	2,007,578
4,565,025	6.10%, 4/1/11	4,803,908
911,463	6.09%, 5/1/11	959,848
1,277,622	6.31%, 5/1/11	1,353,840
2,745,000	6.28%, 8/1/11	2,912,332
2,746,207	6.14%, 10/1/11	2,906,740
2,068,176	6.01%, 11/1/11	2,178,833
5,547,721	6.11%, 2/1/12	5,897,713
1,535,433	5.78%, 7/1/12	1,617,113
896,069	4.88%, 1/1/13	912,592
1,200,926	5.77%, 6/1/13	1,261,112
2,000,000	5.52%, 5/1/17	2,070,000
925,601	6.50%, 8/1/17	970,594
2,994,066	5.00%, 1/1/21	3,036,969
5,738,000	5.00%, 10/25/30	5,786,839
2,070,000	5.50%, 2/25/32	2,129,535
855,000	5.00%, 3/25/32	852,229
807,571	5.00%, 5/25/32	814,591
960,000	4.50%, 7/25/33	969,496
4,935,000	5.00%, 4/25/34	4,897,091
3,942,058	5.50%, 12/25/34	4,055,770
1,061,497	5.46%, 1/1/36	1,074,768
838,351	5.48%, 3/1/36	848,286
6,170,629	5.93%, 11/1/36	6,279,358
3,144,315	5.90%, 7/25/42	3,224,608
	Freddie Mac
5,419,487	6.98%, 10/1/10	5,803,729
1,285,000	6.90%, 12/1/10	1,374,950
2,500,612	4.50%, 7/15/16	2,538,728

Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (cont.)
$ 4,150,000	5.00%, 2/15/20	$4,309,686
3,455,033	5.00%, 12/1/20	3,497,954
7,060,000	4.50%, 3/15/27	7,035,391
810,000	5.00%, 3/15/31	818,618
5,270,000	5.00%, 8/15/31	5,274,553
1,230,000	5.00%, 3/15/32	1,237,332
4,150,000	5.00%, 6/15/33	4,033,740
3,395,000	5.00%, 3/15/34	3,294,757
1,045,000	5.00%, 8/15/34	1,055,482
9,565,000	5.00%, 4/1/38(c)	9,470,842
1,970,000	6.00%, 4/1/38(c)	2,020,174
	Ginnie Mae
2,045,000	5.50%, 4/1/38(c)	2,084,941

	Total U.S. Government Agencies	136,029,142

U.S. TREASURY OBLIGATIONS (0.7%)
1,375,000	U.S. Treasury Bond, 6.00%, 2/15/26(d)(L)	1,665,899
1,865,000	U.S. Treasury Note, 3.50%, 2/15/18(L)	1,876,366

	Total U.S. Treasury Obligations	3,542,265

CLOSED-END INVESTMENT COMPANIES (1.4%)
156,000	BlackRock Income Trust	906,360
25,300	First Trust/FIDAC Mortgage Income Fund(L)	427,570
49,589	MFS Government Markets Income Trust	337,701
297,100	MFS Intermediate Income Trust	1,889,556
116,765	Putnam Master Intermediate Income Trust	720,440
221,136	Putnam Premier Income Trust	1,342,296
73,600	Western Asset/Claymore US Treasury(L)	880,992
72,500	Western Asset/Claymore US Treasury Inflation Protected Securities Fund(L)	869,275

	Total Closed-End Investment Companies	7,374,190

CASH EQUIVALENT (3.6%)
18,799,124	JP Morgan Cash Trade Execution(d)	18,799,124

	Total Cash Equivalent	18,799,124

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (4.0%)
1,144,662	Barclays Capital Repurchase Agreement, 2.50%, 4/1/08 (Purchased on 3/31/08, proceeds at maturity $1,144,741, collateralized by various U.S. Agency Mortgages, fair value $1,163,343)	1,144,662
4,999,801	CC USA, Inc. MTN, 2.38%, 4/1/08(b)	4,999,801
12,000,000	Credit Suisse (USA) LLC Repurchase Agreement, 3.15%, 4/1/08 (Purchased on 3/31/08, proceeds at maturity $12,001,050, collateralized by various collateralized mortgage obligations, fair value $12,058,020)	12,000,000
446,806	CWL 2006-14 2A1 ABS, 2.66%, 4/25/08(b)	446,806
2,000,000	Santander US Debt SA UNI MTN, 3.07%, 06/05/08(b)	2,000,000

	Total Investments Held as Collateral for Loaned Securities	20,591,269

TOTAL INVESTMENTS — 105.8% (Cost $557,404,945) (e)	$543,806,009
Liabilities in Excess of Other Assets — (5.8)%	(29,735,224)

NET ASSETS — 100.0%	$514,070,785

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale.  These securities may be resold in transactions exempt from registration, normally for qualified buyers.  The Advisor, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2008.
(c)	Security purchased on a when-issued or delayed delivery basis.
(d)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued or delayed delivery basis.
(e)	See notes to portfolio of investments for tax basis unrealized appreciation (depreciation) of securities.
(L)	A portion or all of the security is on loan.
ABS	Asset Backed Security
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Liability Company

Notes to Schedule of Investments
NEW COVENANT FUNDS
March 31, 2008

(Unaudited)

1. Organization

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998.  It currently consists of four investment funds:  New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”).

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with GAAP.

Portfolio Valuation: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading.  Equity securities traded on NASDAQ use the official closing price.  Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the mean between the last preceding bid and ask prices.  Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value.  Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value.  Investment companies are valued at net asset value.  All other securities and securities with no readily determinable market values are valued using procedures adopted by the Board of Trustees.  Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange (“NYSE”).  Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the security’s market value.  If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Board of Trustees.  All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00 PM EST.

Securities Transactions and Investment Income:  During the period, security transactions are generally accounted for no later than one business day following the trade date.  For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.  Securities sold are determined on a specific identification basis.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Options:  The Income Fund may purchase or write options which are traded over-the-counter to hedge fluctuation risks in the prices of certain securities.  When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability.  The liability is subsequently “marked-to-market” to reflect the current market value of the option written.  The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently “marked-to-market” to reflect the current market value of the option purchased.  The Fund is subject to the risk of an imperfect correlation between movement in the price of the option and the price of the underlying security. Risks may also arise due to illiquid secondary markets for the options.  There were no options outstanding at March 31, 2008.

Foreign Currency Translation:  The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions.  That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.  The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

Forward Foreign Currency Contracts: The Growth Fund may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently.  The Fund realizes gains and losses at the time foreign forward contracts are extinguished.

Loans of Portfolio Securities:  The Growth Fund and Income Fund may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with JPMorgan Chase Bank, N.A. (“JPMorgan”). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned.  However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral.  On the next business day, the collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.  Cash collateral received is invested by JPMorgan pursuant to the terms of the Lending Agreement.  All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.  To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium.  Non-cash collateral received cannot be sold or re-pledged.  Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between JPMorgan and the Funds in accordance with the Lending Agreement.

At March 31, 2008, the cash collateral received by the Growth Fund and the Income Fund was invested in repurchase agreements and other short-term securities.  Information on the investment of cash collateral is shown in the Portfolio of Investments.  The Growth Fund and the Income Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities lent while simultaneously seeking to earn income on the investment cash collateral. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.  There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price.  In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.  However, loans will be made only to borrowers deemed by the Advisor to be creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks.  Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

The value of the loaned securities and related collateral at March 31, 2008, was as follows:

	Value of Securities Loaned	Value of Cash Collateral	Value of Non-Cash Collateral
Growth Fund	$113,955,858	$115,831,825	—
Income Fund	$ 20,196,948	$ 20,591,269	—

Repurchase Agreements: The Funds may enter into repurchase agreements, which are secured by obligations of the U.S. government, with a bank, broker-dealer or other financial institution.  Each repurchase agreement is at least 102% collateralized and marked-to-market daily.  However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may be subject to certain costs, losses or delays.

Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions: The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis.  No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered.  Securities purchased or sold on a when-issued, delayed-delivery or forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date.  Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the portfolio manager deems it appropriate to do so.

The Funds may dispose of or renegotiate a when-issued or forward commitment.  The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Income Fund’s average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.

When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain cash, U.S. government securities or other liquid portfolio securities having a value (determined daily) at least equal to the amount of the Funds’ purchase commitments.  In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding.  These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward-commitments and delayed-delivery transactions.

As of March 31, 2008, the Funds had outstanding when-issued or delayed-delivery purchase commitments with corresponding assets segregated, as follows:

Fund	Amount
Income Fund	$13,573,833

3. Risk Factors

The performance of a Fund’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and currency exchange rates.  These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies.  There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).  The Funds may purchase securities which are not registered under the Securities Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act.  In some cases, such securities are classified as “illiquid securities”; however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security.  This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower-rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers.  The lower the ratings of such debt securities, the greater their risks.  These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks.  The yields on lower-rated securities will fluctuate over time.  In general, prices of all bonds rise when interest rates fall and fall when interest rates rise.  Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers.  During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses.  Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund.  Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds’ assets invested in the Growth Fund and in the Income Fund.  A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund.  The Balanced Funds are also subject to rebalancing risk.  Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments.  The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

As of March 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Growth Fund	$921,037,718	$109,624,243	$(63,739,892)	$45,884,351
Income Fund	559,144,114	7,212,230	(22,550,335)	(15,338,105)
Balanced Growth Fund	302,021,291	12,404,396	(2,982,579)	9,421,817
Balanced Income Fund	100,676,437	8,478,407	(1,966,515)	6,511,892

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Covenant Funds

By (Signature and Title)*   /s/Robert E. Leech
Robert E. Leech, President

Date   May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert E. Leech
Robert E. Leech, President

Date   May 21, 2008

By (Signature and Title)*   /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   May 22, 2008

•	Print the name and title of each signing officer under his or her signature.